UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21420

Metropolitan Series Fund II

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

JAMES L. LIPSCOMB, ESQ.

Executive Vice President & General Counsel

MetLife Group, Inc.

200 Park Avenue

New York, New York 10166-0188

(Name and address of agent for service)

Copy to:

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 to June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”):

Metropolitan Series Fund II Semiannual Report	June 30, 2006

Letter from the President

August 2006

To Our Shareholders:

We are pleased to provide you with the June 30, 2006 Semiannual Report for the Metropolitan Series Fund II. The Report is designed to help you make informed decisions on how to allocate your money within your Qualified Plan.

Like world events and the economy, the capital markets are subject to volatility and the possibility of rapid change. We encourage you to work with your registered representative to develop an investment program to meet your long-term retirement, investment, and insurance needs.

We look forward to serving your future investment needs.

Sincerely,

Elizabeth Forget

President, Metropolitan Series Fund II

MSFII-1

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Managed by Metropolitan Life Insurance Company

Portfolio Manager Commentary*

PORTFOLIO PERFORMANCE

For the six months ended June 30, 2006, the MetLife Stock Index II Portfolio returned 2.4%, compared to its benchmark, the Standard & Poor’s 500 Index1, which returned 2.7%.

PORTFOLIO REVIEW

Despite mixed earnings and macroeconomic reports, the S&P 500 Index closed at its highest level in five years on May 5 with a year-to-date return of 6.9%. However, inflation concerns and increased volatility in the latter half of the second quarter reversed some of the earlier gains resulting in only a 2.7% six-month return. The Federal Reserve continued its measured increase in the Fed Funds Rate, raising the target 100 basis points since the beginning of the year to 5.25%. The price of oil continued to rise, closing at approximately $74 per barrel at the end of the first half, up approximately 21% from year-end 2005. Some of the various factors driving the equity markets included geopolitical concerns, energy prices, Federal Reserve interest rate policy, corporate earnings, and unemployment rates.

Eight of the ten sectors comprising the S&P 500 Index experienced positive returns for the first six months of 2006. The Energy sector, which had a beginning-of-year weight of 9.3%, was the second best-performing sector, up 13.5%, providing the largest positive impact to the benchmark’s six-month return. The Telecomm services sector (3.0% beginning weight) was the best-performing sector, up 13.9%. The next best-performing sectors were Industrials (11.3% beginning weight, up 7.0%); Materials (3.0% beginning weight, up 6.9%); and Consumer staples (9.5% beginning weight, up 4.5%). Financials, the largest sector with a beginning-of-year weight of 21.2%, was up 3.1% during the first half of 2006. The two worst-performing sectors within the index were Information technology (15.1% beginning weight, down 5.8%) and Health care (13.3% beginning weight down 3.8%.)

The stocks with the largest positive impact on the benchmark return for the first half of the year were BellSouth, up 36.2%;, Schlumberger, up 34.6%; and ExxonMobil, up 10.4%. The stocks with the largest negative impact were UnitedHealth Group, down 27.9%; Intel, down 23.3%; and Microsoft, down 10.3%. There were fifteen additions and fifteen deletions to the benchmark in the first six months of 2006.

* The views expressed above are those of the subinvestment advisor firm as of June 30, 2006 and are subject to change based on market and other conditions. Information about the Portfolio’s holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

1 The Standard & Poor’s (S&P) 500® Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

MSFII-2

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

A $10,000 INVESTMENT COMPARED TO THE S&P 500 INDEX

Average Annual Returns as of June 30, 2006

	MetLife Stock Index Portfolio II	S&P 500 Index
6 Months	2.4%	2.7%
1 Year	8.2	8.6
Since Inception	6.7	7.5

Performance numbers are net of all Portfolio expenses but do not include any fees that may be charged by qualified plans. If these charges were included, the returns would be lower.

Inception date of the Portfolio is 1/2/04. Index since inception return is based on the Portfolio’s inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION

as of June 30, 2006

Top Holdings

% of Total Net Assets
Exxon Mobil Corp.	2.9%
General Electric Co.	2.7%
SPDR Trust Series I	1.9%
Citigroup, Inc.	1.9%
Bank of America Corp.	1.7%
Microsoft Corp.	1.6%
The Procter & Gamble Co.	1.4%
Johnson & Johnson	1.4%
Pfizer, Inc.	1.3%
American International Group, Inc.	1.2%

Top Sectors

% of Equity Market Value
Financials	21.4%
Information Technology	14.9%
Health Care	12.3%
Industrials	11.7%
Energy	10.2%
Consumer Discretionary	10.2%
Consumer Staples	9.6%
Utilities	3.4%
Telecomm Services	3.3%
Materials	3.1%

MSFII-3

Metropolitan Series Fund II

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in each Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

Actual Expenses

The first line for each share class of each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the relevant Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the relevant Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

		Annualized Expense Ratio	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses paid during period* January 1, 2006 to June 30, 2006
Metlife Stock Index Portfolio II(a)	Actual	0.54%	$1,000.00	$1,024.40	$2.71
	Hypothetical	0.54%	$1,000.00	$1,022.08	$2.71

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the the one-half year period).

(a) The annualized expense ratio shown reflects an expense agreement between MetLife Advisers, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.

MSFII-4

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of June 30, 2006 (Unaudited)

Common Stock—92.2% of Total Net Assets

Security Description	Shares	Value*

Aerospace & Defense—2.2%
General Dynamics Corp.	4,145	$271,332
Goodrich Corp.	1,272	51,249
Honeywell International, Inc.	8,500	342,550
L-3 Communications Holdings, Inc.	1,252	94,426
Lockheed Martin Corp.	3,636	260,847
Northrop Grumman Corp.	3,530	226,132
Raytheon Co.	4,581	204,175
Rockwell Collins, Inc.	1,757	98,164
The Boeing Co.	8,210	672,481
United Technologies Corp.	10,379	658,236

		2,879,592

Air Freight & Logistics—1.0%
FedEx Corp.	3,133	366,122
Ryder System, Inc.	626	36,577
United Parcel Service, Inc. (Class B)	11,137	916,909

		1,319,608

Airlines—0.1%
Southwest Airlines Co.	7,251	118,699

Auto Components—0.1%
Cooper Tire & Rubber Co.	629	7,007
Johnson Controls, Inc.	2,002	164,604
The Goodyear Tire & Rubber Co.	1,819	20,191

		191,802

Automobiles—0.3%
Ford Motor Co. (a)	19,260	133,472
General Motors Corp.	5,806	172,961
Harley-Davidson, Inc.	2,758	151,387

		457,820

Beverages—1.9%
Anheuser-Busch Cos., Inc.	7,934	361,711
Brown-Forman Corp. (Class B)	854	61,018
Coca-Cola Enterprises, Inc.	3,116	63,473
Constellation Brands, Inc. (a)	2,042	51,050
Molson Coors Brewing Co.	592	40,185
PepsiCo, Inc.	16,966	1,018,639
The Coca-Cola Co.	21,043	905,270
The Pepsi Bottling Group, Inc.	1,377	44,271

		2,545,617

Biotechnology—1.1%
Amgen, Inc. (a)	12,107	789,740
Biogen Idec, Inc. (a)	3,530	163,545
Genzyme Corp. (a)	2,673	163,187
Gilead Sciences, Inc. (a)	4,672	276,396
MedImmune, Inc. (a)	2,554	69,213

		1,462,081

Building Products—0.1%
American Standard Cos., Inc.	1,816	78,578
Masco Corp.	4,078	120,872

		199,450

Security Description	Shares	Value*

Capital Markets—3.3%
Ameriprise Financial, Inc.	2,509	$112,077
Capital One Financial Corp.	3,112	265,920
E*TRADE Financial Corp. (a)	4,378	99,906
Franklin Resources, Inc.	1,575	136,726
Janus Capital Group, Inc.	2,172	38,879
Legg Mason, Inc.	1,356	134,949
Lehman Brothers Holdings, Inc.	5,497	358,130
Mellon Financial Corp.	4,246	146,190
Merrill Lynch & Co., Inc.	9,487	659,916
Morgan Stanley	10,997	695,120
Northern Trust Corp.	1,903	105,236
State Street Corp.	3,412	198,203
T. Rowe Price Group, Inc.	2,727	103,108
The Bank of New York Co., Inc.	7,924	255,153
The Bear Stearns Co., Inc.	1,239	173,559
The Charles Schwab Corp.	10,593	169,276
The Goldman Sachs Group, Inc.	4,436	667,307

		4,319,655

Chemicals—1.4%
Air Products & Chemicals, Inc.	2,302	147,144
Ashland, Inc.	730	48,691
E. I. du Pont de Nemours & Co.	9,459	393,494
Eastman Chemical Co.	839	45,306
Ecolab, Inc.	1,870	75,885
Hercules, Inc. (a)	1,166	17,793
International Flavours & Fragrances, Inc.	811	28,580
Monsanto Co.	2,778	233,880
PPG Industries, Inc.	1,701	112,266
Praxair, Inc.	3,318	179,172
Rohm & Haas Co.	1,492	74,779
Sigma-Aldrich Corp.	688	49,976
The Dow Chemical Co.	9,874	385,382

		1,792,348

Commercial Banks—3.9%
AmSouth Bancorp.	3,553	93,977
BB&T Corp.	5,647	234,859
Comerica, Inc.	1,668	86,719
Commerce Bancorp, Inc.	1,891	67,452
Compass Bancshares, Inc.	1,326	73,726
Fifth Third Bancorp.	5,714	211,132
First Horizon National Corp.	1,265	50,853
Golden West Financial Corp.	2,630	195,146
Huntington Bancshares, Inc.	2,518	59,374
KeyCorp.	4,150	148,072
M&T Bank Corp.	811	95,633
Marshall & Ilsley Corp.	2,313	105,797
National City Corp.	5,569	201,542
PNC Financial Services Group, Inc.	3,039	213,247
Regions Financial Corp.	4,683	155,101
SunTrust Banks, Inc.	3,734	284,755
Synovus Financial Corp.	3,313	88,722
U.S. Bancorp	18,274	564,301
Wachovia Corp.	16,515	893,131
Wells Fargo & Co.	17,249	1,157,063
Zions Bancorp	1,090	84,955

		5,065,557

*See accompanying notes to financial statements.

MSFII-5

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of June 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value*

Commercial Services & Supplies—0.7%
Allied Waste Industries, Inc. (a)	2,483	$28,207
Avery Dennison Corp.	1,127	65,434
Cendant Corp.	10,269	167,282
Cintas Corp.	1,416	56,300
Convergys Corp. (a)	1,438	28,041
Equifax, Inc.	1,320	45,329
Monster Worldwide, Inc. (a)	1,318	56,226
Pitney Bowes, Inc.	2,279	94,123
R.R. Donnelley & Sons Co.	2,218	70,865
Robert Half International, Inc.	1,764	74,088
Waste Management, Inc.	5,597	200,820

		886,715

Communications Equipment—2.5%
ADC Telecommunications, Inc. (a)	1,203	20,283
Andrew Corp. (a)	1,638	14,513
Avaya, Inc. (a)	4,220	48,192
Ciena Corp. (a)	6,033	29,019
Cisco Systems, Inc. (a)	62,677	1,224,082
Comverse Technology, Inc. (a)	2,074	41,003
Corning, Inc. (a)	15,991	386,822
JDS Uniphase Corp. (a)	17,298	43,764
Juniper Networks, Inc. (a)	5,808	92,870
Lucent Technologies, Inc. (a)	45,995	111,308
Motorola, Inc.	25,359	510,984
Qualcomm, Inc.	17,209	689,565
Tellabs, Inc. (a)	4,600	61,226

		3,273,631

Computers & Peripherals—3.0%
Apple Computer, Inc. (a)	8,732	498,772
Dell, Inc. (a)	23,323	569,314
EMC Corp. (a)	24,277	266,319
Gateway, Inc. (a)	2,713	5,155
Hewlett-Packard Co.	28,641	907,347
International Business Machines Corp.	15,918	1,222,821
Lexmark International, Inc. (Class A) (a)	1,081	60,352
NCR Corp. (a)	1,868	68,444
Network Appliance, Inc. (a)	3,841	135,587
SanDisk Corp. (a)	2,006	102,266
Sun Microsystems, Inc. (a)	35,911	149,031

		3,985,408

Construction & Engineering—0.1%
Fluor Corp.	899	83,544

Construction Materials—0.1%
Vulcan Materials Co.	1,033	80,574

Consumer Finance—0.7%
American Express Co.	12,668	674,191
SLM Corp.	4,218	223,217

		897,408

Security Description	Shares	Value*

Containers & Packaging—0.2%
Ball Corp.	1,075	$39,818
Bemis Co., Inc.	1,076	32,947
Pactiv Corp. (a)	1,449	35,863
Sealed Air Corp.	838	43,643
Temple-Inland, Inc.	1,134	48,615

		200,886

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (a)	1,437	74,250
H&R Block, Inc.	3,371	80,432

		154,682

Diversified Financial Services—5.0%
Bank of America Corp.	46,854	2,253,677
CIT Group, Inc.	2,047	107,038
Citigroup, Inc.	51,040	2,462,170
Federated Investors, Inc. (Class B)	866	27,279
JPMorgan Chase & Co.	35,674	1,498,308
Moody’s Corp.	2,508	136,586

		6,485,058

Diversified Telecommunication Services—2.5%
ALLTEL Corp.	3,995	255,001
AT&T, Inc.	39,918	1,113,313
BellSouth Corp.	18,571	672,270
CenturyTel, Inc.	1,192	44,283
Citizens Communications Co.	3,336	43,535
Embarq Corp.	1,530	62,715
Qwest Communications International, Inc. (a)	16,071	130,014
Verizon Communications, Inc.	29,951	1,003,059

		3,324,190

Electric Utilities—2.0%
Allegheny Energy, Inc. (a)	1,677	62,166
Ameren Corp.	2,108	106,454
American Electric Power Co., Inc.	4,044	138,507
CenterPoint Energy, Inc.	3,196	39,950
Consolidated Edison, Inc.	2,523	112,122
Constellation Energy Group, Inc.	1,837	100,153
Dominion Resources, Inc.	3,568	266,851
Edison International	3,345	130,455
Entergy Corp.	2,135	151,051
Exelon Corp.	6,864	390,081
FirstEnergy Corp.	3,387	183,609
FPL Group, Inc.	4,150	171,727
Pinnacle West Capital Corp.	1,018	40,628
PPL Corp.	3,906	126,164
Progress Energy, Inc.	2,597	111,333
Public Service Enterprise Group, Inc.	2,582	170,722
TECO Energy, Inc.	2,143	32,016
The Southern Co.	7,618	244,157
Xcel Energy, Inc.	4,163	79,846

		2,657,992

*See accompanying notes to financial statements.

MSFII-6

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of June 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value*

Electrical Equipment—0.5%
American Power Conversion Corp.	1,741	$33,932
Cooper Industries, Ltd. (Class A)	949	88,181
Emerson Electric Co.	4,214	353,175
Rockwell Automation, Inc.	1,823	131,274

		606,562

Electronic Equipment & Instruments—0.3%
Agilent Technologies, Inc. (a)	4,372	137,980
Jabil Circuit, Inc.	1,828	46,797
Molex, Inc.	1,457	48,911
PerkinElmer, Inc.	1,300	27,170
Sanmina-SCI Corp. (a)	5,470	25,162
Solectron Corp. (a)	9,388	32,107
Symbol Technologies, Inc.	2,605	28,108
Tektronix, Inc.	858	25,242
Thermo Electron Corp. (a)	1,680	60,883

		432,360

Energy Equipment & Services—1.8%
Baker Hughes, Inc.	3,499	286,393
BJ Services Co.	3,301	122,995
Halliburton Co.	5,300	393,313
Nabors Industries, Ltd. (a)	3,187	107,689
National-Oilwell Varco, Inc. (a)	1,797	113,786
Noble Corp.	1,415	105,304
Rowan Cos., Inc. (a)	1,131	40,252
Schlumberger, Ltd.	12,114	788,743
Transocean, Inc. (a)	3,336	267,948
Weatherford International, Ltd. (a)	3,580	177,640

		2,404,063

Food & Staples Retailing—2.2%
Costco Wholesale Corp.	4,838	276,395
CVS Corp.	8,402	257,941
Safeway, Inc. (a)	4,621	120,146
Supervalu, Inc.	2,100	64,479
Sysco Corp.	6,350	194,056
The Kroger Co. (a)	7,427	162,354
Wal-Mart Stores, Inc.	25,671	1,236,572
Walgreen Co.	10,371	465,036
Whole Foods Market, Inc.	1,438	92,952

		2,869,931

Food Products—1.1%
Archer-Daniels-Midland Co.	6,719	277,360
Campbell Soup Co.	1,903	70,620
ConAgra Foods, Inc.	5,332	117,891
Dean Foods Co. (a)	1,396	51,917
General Mills, Inc.	3,654	188,766
H.J. Heinz Co.	3,440	141,797
Hershey Co.	1,824	100,448
Kellogg Co.	2,504	121,269
McCormick & Co., Inc.	1,360	45,628
Sara Lee Corp.	7,804	125,020
Tyson Foods, Inc. (Class A)	2,586	38,428
Wm. Wrigley Jr., Co.	2,279	103,375

		1,382,519

Security Description	Shares	Value*

Gas Utilities—0.1%
KeySpan Corp.	1,796	$72,558
Nicor, Inc.	456	18,924
Peoples Energy Corp.	394	14,149

		105,631

Health Care Equipment & Supplies—1.6%
Applera Corp.—Applied Biosystems Group	1,900	61,465
Bausch & Lomb, Inc.	552	27,070
Baxter International, Inc.	6,723	247,137
Becton, Dickinson & Co.	2,539	155,209
Biomet, Inc.	2,526	79,039
Boston Scientific Corp. (a)	12,475	210,079
C.R. Bard, Inc.	1,063	77,875
Fisher Scientific International, Inc. (a)	1,275	93,139
IMS Health, Inc.	2,050	55,043
Medtronic, Inc.	12,393	581,480
Millipore Corp. (a)	546	34,393
St. Jude Medical, Inc. (a)	3,706	120,149
Stryker Corp.	3,002	126,414
Waters Corp. (a)	1,063	47,197
Zimmer Holdings, Inc. (a)	2,548	144,523

		2,060,212

Health Care Providers & Services—2.4%
Aetna, Inc.	5,821	232,433
AmerisourceBergen Corp.	2,155	90,338
Cardinal Health, Inc.	4,288	275,847
Caremark Rx, Inc.	4,542	226,510
CIGNA Corp.	1,230	121,167
Coventry Health Care, Inc. (a)	1,648	90,541
Express Scripts, Inc. (a)	1,510	108,327
HCA, Inc.	4,190	180,799
Health Management Associates, Inc. (Class A)	2,472	48,723
Humana, Inc. (a)	1,691	90,807
Laboratory Corp. of America Holdings (a)	1,280	79,654
Manor Care, Inc.	811	38,052
McKesson Corp. (a)	3,122	147,608
Medco Health Solutions, Inc. (a)	3,097	177,396
Patterson Cos., Inc. (a)	1,423	49,705
Quest Diagnostics, Inc.	1,669	100,006
Tenet Healthcare Corp. (a)	4,832	33,727
UnitedHealth Group, Inc.	13,830	619,307
WellPoint, Inc. (a)	6,545	476,280

		3,187,227

Hotels, Restaurants & Leisure—1.4%
Carnival Corp.	4,459	186,119
Darden Restaurants, Inc.	1,324	52,166
Harrah’s Entertainment, Inc.	1,897	135,028
Hilton Hotels Corp.	3,396	96,039
International Game Technology	3,481	132,069
Marriott International, Inc. (Class A)	3,357	127,969
McDonald’s Corp.	12,793	429,845
Starbucks Corp. (a)	7,880	297,549
Starwood Hotels & Resorts Worldwide, Inc. (a)	2,231	134,619
Wendy’s International, Inc.	1,197	69,773
Yum! Brands, Inc.	2,792	140,354

		1,801,530

*See accompanying notes to financial statements.

MSFII-7

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of June 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value*

Household Durables—0.6%
Centex Corp.	1,246	$62,674
D.R. Horton, Inc.	2,792	66,505
Fortune Brands, Inc.	1,506	106,941
Harman International Industries, Inc.	687	58,649
KB Home	774	35,488
Leggett & Platt, Inc.	1,871	46,738
Lennar Corp. (Class A)	1,432	63,538
Newell Rubbermaid, Inc.	2,842	73,409
Pulte Homes, Inc.	2,186	62,935
Snap-On, Inc.	596	24,090
The Black & Decker Corp.	780	65,879
The Stanley Works	726	34,282
Whirlpool Corp.	800	66,120

		767,248

Household Products—2.0%
Colgate-Palmolive Co.	5,284	316,512
Kimberly-Clark Corp.	4,720	291,224
The Clorox Co.	1,549	94,443
The Procter & Gamble Co.	33,691	1,873,220

		2,575,399

Independent Power Producers & Energy Traders—0.3%
The AES Corp. (a)	6,759	124,704
TXU Corp.	4,748	283,883

		408,587

Industrial Conglomerates—3.7%
3M Co.	7,741	625,241
General Electric Co.	106,762	3,518,876
Textron, Inc.	1,336	123,152
Tyco International, Ltd.	20,910	575,025

		4,842,294

Insurance—4.3%
ACE, Ltd.	3,339	168,920
AFLAC, Inc.	5,119	237,266
Ambac Financial Group, Inc.	1,086	88,075
American International Group, Inc.	26,669	1,574,804
Aon Corp.	3,272	113,931
Cincinnati Financial Corp.	1,779	83,631
Genworth Financial, Inc. (Class A)	3,745	130,476
Lincoln National Corp.	2,948	166,385
Loews Corp.	4,168	147,756
Marsh & McLennan Cos., Inc.	5,641	151,686
MBIA, Inc.	1,383	80,975
MetLife, Inc.	7,789	398,875
MGIC Investment Corp.	898	58,370
Principal Financial Group, Inc.	2,844	158,269
Prudential Financial, Inc.	5,052	392,540
Safeco Corp.	1,224	68,972
The Allstate Corp.	6,524	357,059
The Chubb Corp.	4,260	212,574
The Hartford Financial Services Group, Inc.	3,112	263,275

Security Description	Shares	Value*

Insurance—(Continued)
The Progressive Corp.	8,034	$206,554
The St. Paul Travelers Cos., Inc.	7,149	318,702
Torchmark Corp.	1,030	62,542
UnumProvident Corp.	3,074	55,732
XL Capital, Ltd. (Class A)	1,851	113,466

		5,610,835

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (a)	3,175	122,809

Internet Software & Services—1.3%
eBay, Inc. (a)	11,871	347,702
Google, Inc. (Class A) (a)	2,116	887,302
VeriSign, Inc. (a)	2,516	58,296
Yahoo!, Inc. (a)	12,873	424,809

		1,718,109

IT Services—0.9%
Affiliated Computer Services, Inc. (Class A) (a)	1,217	62,809
Automatic Data Processing, Inc.	5,918	268,381
Computer Sciences Corp. (a)	1,928	93,392
Electronic Data Systems Corp.	5,322	128,047
First Data Corp.	7,860	354,014
Fiserv, Inc. (a)	1,804	81,829
Paychex, Inc.	3,431	133,740
Sabre Holdings Corp. (Class A)	1,362	29,964
Unisys Corp. (a)	3,521	22,112

		1,174,288

Leisure Equipment & Products—0.2%
Brunswick Corp.	971	32,286
Eastman Kodak Co.	2,949	70,127
Hasbro, Inc.	1,767	32,000
Mattel, Inc.	3,998	66,007

		200,420

Machinery—1.4%
Caterpillar, Inc.	6,875	512,050
Cummins, Inc.	477	58,313
Danaher Corp.	2,422	155,783
Deere & Co.	2,409	201,127
Dover Corp.	2,093	103,457
Eaton Corp.	1,542	116,267
Illinois Tool Works, Inc.	4,252	201,970
Ingersoll-Rand Co., Ltd. (Class A)	3,378	144,511
ITT Industries, Inc.	1,899	94,001
Navistar International Corp. (a)	633	15,578
PACCAR, Inc.	1,712	141,035
Pall Corp.	1,281	35,868
Parker-Hannifin Corp.	1,236	95,914

		1,875,874

Media—3.1%
CBS Corp. (Class B)	7,931	214,534
Clear Channel Communications, Inc.	5,167	159,919
Comcast Corp. (Class A) (a)	21,693	710,229
Dow Jones & Co., Inc.	607	21,251

*See accompanying notes to financial statements.

MSFII-8

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of June 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value*

Media—(Continued)
Gannett Co., Inc.	2,442	$136,581
Meredith Corp.	434	21,500
New York Times Co. (Class A)	1,487	36,491
News Corp. (Class A)	24,287	465,825
Omnicom Group, Inc.	1,752	156,086
The E.W. Scripps Co. (Class A)	873	37,661
The Interpublic Group of Cos., Inc. (a)	4,478	37,391
The McGraw-Hill Cos., Inc.	3,674	184,545
The Walt Disney Co.	22,534	676,020
Time Warner, Inc.	43,965	760,595
Tribune Co.	2,248	72,903
Univision Communications, Inc. (Class A) (a)	2,290	76,715
Viacom, Inc. (Class B) (a)	7,403	265,324

		4,033,570

Metals & Mining—0.9%
Alcoa, Inc.	8,933	289,072
Allegheny Technologies, Inc.	896	62,039
CONSOL Energy, Inc. (a)	1,881	87,880
Freeport-McMoRan Copper & Gold, Inc. (Class B)	1,935	107,218
Newmont Mining Corp.	4,609	243,954
Nucor Corp.	3,199	173,546
Phelps Dodge Corp.	2,093	171,961
United States Steel Corp.	1,282	89,894

		1,225,564

Multi-Utilities—0.6%
CMS Energy Corp. (a)	2,270	29,374
DTE Energy Co.	1,825	74,351
Duke Energy Holding Corp.	12,679	372,382
Dynegy, Inc. (Class A) (a)	3,789	20,726
NiSource, Inc.	2,799	61,130
PG&E Corp.	3,564	139,994
Sempra Energy	2,660	120,977

		818,934

Multiline Retail—1.0%
Big Lots, Inc. (a)	1,170	19,984
Dillard’s, Inc. (Class A)	634	20,193
Dollar General Corp.	3,200	44,736
Family Dollar Stores, Inc.	1,594	38,941
Federated Department Stores, Inc.	5,680	207,888
J.C. Penney Co., Inc.	2,411	162,767
Kohl’s Corp. (a)	3,495	206,624
Nordstrom, Inc.	2,211	80,702
Sears Holdings Corp. (a)	996	154,221
Target Corp.	8,865	433,233

		1,369,289

Mutual Funds—1.9%
SPDR Trust Series 1	20,000	2,545,600

Office Electronics—0.1%
Xerox Corp. (a)	9,428	131,143

Security Description	Shares	Value*

Oil, Gas & Consumable Fuels—7.3%
Anadarko Petroleum Corp.	4,708	$224,525
Apache Corp.	3,392	231,504
Chesapeake Energy Corp.	4,232	128,018
Chevron Corp.	22,758	1,412,361
ConocoPhillips	16,948	1,110,602
Devon Energy Corp.	4,517	272,872
El Paso Corp.	7,143	107,145
EOG Resources, Inc.	2,491	172,726
Exxon Mobil Corp.	62,120	3,811,047
Hess Corp.	2,476	130,857
Kerr-McGee Corp.	2,331	161,655
Kinder Morgan, Inc.	1,070	106,882
Marathon Oil Corp.	3,721	309,959
Murphy Oil Corp.	1,705	95,241
Occidental Petroleum Corp.	4,397	450,912
Sunoco, Inc.	1,362	94,373
Valero Energy Corp.	6,319	420,340
Williams Cos., Inc.	6,110	142,730
XTO Energy, Inc.	3,739	165,526

		9,549,275

Paper & Forest Products—0.3%
International Paper Co.	5,061	163,470
Louisiana-Pacific Corp.	1,090	23,871
MeadWestvaco Corp.	1,860	51,950
Weyerhaeuser Co.	2,528	157,368

		396,659

Personal Products—0.2%
Alberto-Culver Co. (Class B)	781	38,050
Avon Products, Inc.	4,623	143,313
The Estee Lauder Cos., Inc. (Class A)	1,220	47,177

		228,540

Pharmaceuticals—5.9%
Abbott Laboratories	15,670	683,369
Allergan, Inc.	1,568	168,184
Barr Pharmaceuticals, Inc. (a)	1,090	51,982
Bristol-Myers Squibb Co.	20,188	522,062
Eli Lilly & Co.	11,603	641,298
Forest Laboratories, Inc. (a)	3,346	129,457
Hospira, Inc. (a)	1,604	68,876
Johnson & Johnson	30,401	1,821,628
King Pharmaceuticals, Inc. (a)	2,486	42,262
Merck & Co., Inc.	22,408	816,323
Mylan Laboratories, Inc.	2,158	43,160
Pfizer, Inc.	75,231	1,765,672
Schering-Plough Corp.	15,206	289,370
Watson Pharmaceuticals, Inc. (a)	1,047	24,374
Wyeth Pharmaceuticals	13,819	613,702

		7,681,719

Real Estate—0.9%
Apartment Investment & Management Co. (REIT) (Class A)	998	43,363
Archstone-Smith Trust (REIT)	2,195	111,660

*See accompanying notes to financial statements.

MSFII-9

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of June 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value*

Real Estate—(Continued)
Boston Properties, Inc. (REIT)	938	$84,795
Equity Office Properties Trust (REIT)	3,759	137,241
Equity Residential (REIT)	2,990	133,743
Kimco Realty Corp. (REIT)	2,172	79,256
Plum Creek Timber Co., Inc. (REIT)	1,892	67,166
ProLogis (REIT)	2,515	131,082
Public Storage, Inc. (REIT)	850	64,515
Simon Property Group, Inc. (REIT)	1,882	156,093
Vornado Realty Trust (REIT)	1,221	119,109

		1,128,023

Road & Rail—0.7%
Burlington Northern Santa Fe Corp.	3,744	296,712
CSX Corp.	2,275	160,251
Norfolk Southern Corp.	4,258	226,611
Union Pacific Corp.	2,762	256,756

		940,330

Semiconductors & Semiconductor Equipment—2.5%
Advanced Micro Devices, Inc. (a)	4,970	121,367
Altera Corp. (a)	3,688	64,724
Analog Devices, Inc.	3,708	119,175
Applied Materials, Inc.	16,055	261,375
Broadcom Corp. (a)	4,703	141,325
Freescale Semiconductor, Inc. (Class B) (a)	4,166	122,480
Intel Corp.	59,723	1,131,751
KLA-Tencor Corp.	2,044	84,969
Linear Technology Corp.	3,117	104,388
LSI Logic Corp. (a)	4,073	36,453
Maxim Integrated Products, Inc.	3,292	105,706
Micron Technology, Inc. (a)	7,444	112,107
National Semiconductor Corp.	3,466	82,664
Novellus Systems, Inc. (a)	1,306	32,258
NVIDIA Corp. (a)	3,619	77,049
PMC-Sierra, Inc. (a)	2,119	19,919
QLogic Corp. (a)	1,655	28,532
Teradyne, Inc. (a)	2,035	28,348
Texas Instruments, Inc.	15,996	484,519
Xilinx, Inc.	3,526	79,864

		3,238,973

Software—2.8%
Adobe Systems, Inc. (a)	6,147	186,623
Autodesk, Inc.	2,379	81,980
BMC Software, Inc. (a)	2,185	52,222
CA, Inc.	4,684	96,256
Citrix Systems, Inc. (a)	1,870	75,062
Compuware Corp. (a)	3,874	25,956
Electronic Arts, Inc. (a)	3,143	135,275
Intuit, Inc. (a)	1,754	105,924
Microsoft Corp.	90,074	2,098,724
Novell, Inc. (a)	3,480	23,072
Oracle Corp. (a)	39,983	579,354
Parametric Technology Corp.	1,143	14,528
Symantec Corp. (a)	10,627	165,144

		3,640,120

Security Description	Shares	Value*

Specialty Retail—1.9%
AutoNation, Inc. (a)	1,522	$32,632
AutoZone, Inc. (a)	549	48,422
Bed Bath & Beyond, Inc. (a)	2,898	96,127
Best Buy Co., Inc.	4,134	226,709
Circuit City Stores, Inc.	1,546	42,082
Limited Brands, Inc.	3,522	90,128
Lowe’s Cos., Inc.	7,965	483,237
Office Depot, Inc. (a)	2,954	112,252
OfficeMax, Inc.	730	29,748
RadioShack Corp.	1,389	19,446
Staples, Inc.	7,475	181,792
The Gap, Inc.	5,647	98,258
The Home Depot, Inc.	21,222	759,535
The Sherwin-Williams Co.	1,144	54,317
Tiffany & Co.	1,444	47,681
TJX Cos., Inc.	4,692	107,259

		2,429,625

Textiles, Apparel & Luxury Goods—0.3%
Coach, Inc. (a)	3,952	118,165
Jones Apparel Group, Inc.	1,155	36,717
Liz Claiborne, Inc.	1,073	39,765
NIKE, Inc. (Class B)	1,939	157,059
VF Corp.	902	61,264

		412,970

Thrifts & Mortgage Finance—1.4%
Countrywide Financial Corp.	6,238	237,543
Federal Home Loan Mortgage Corp.	7,095	404,486
Federal National Mortgage Association	9,938	478,018
North Fork Bancorp, Inc.	4,776	144,092
Sovereign Bancorp, Inc.	3,863	78,463
Washington Mutual, Inc.	9,864	449,601

		1,792,203

Tobacco—1.3%
Altria Group, Inc.	21,439	1,574,266
Reynolds American, Inc.	880	101,464
UST, Inc.	1,657	74,880

		1,750,610

Trading Companies & Distributors—0.1%
Genuine Parts Co.	1,773	73,863
W.W. Grainger, Inc.	784	58,980

		132,843

Wireless Telecommunication Services—0.5%
Sprint Nextel Corp.	30,586	611,414

Total Common Stock (Identified Cost $114,835,462)		120,585,619

*See accompanying notes to financial statements.

MSFII-10

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of June 30, 2006 (Unaudited)

Short Term Investments—4.4%

Security Description	Face Amount	Value*

Discount Notes—4.4%
Federal Home Loan Bank
4.798%, 07/03/06	$3,925,000	$3,923,964
5.165%, 08/25/06	900,000	892,823
5.339%, 09/27/06	1,000,000	987,093

Total Short Term Investments (Identified Cost $5,803,880)		5,803,880

Total Investments—96.6% (Identified Cost $120,639,342) (b)		126,389,499
Other assets less liabilities		4,556,589

Total Net Assets 100%		$130,946,088

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of June 30, 2006 was $120,639,342 and the composition of unrealized appreciation and depreciation of investment securities was $10,206,254 and $(4,456,097), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 6/30/2006	Net Unrealized Appreciation
S&P 500 Index Futures	9/14/2006	9	$2,833,420	$2,878,650	$45,230

*See accompanying notes to financial statements.

MSFII-11

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Statement of Assets & Liabilities

June 30, 2006 (Unaudited)

Assets
Investments at value		$126,389,499
Cash		23,549
Receivable for:
Securities sold		573,650
Fund shares sold		7,382,104
Accrued interest and dividends		142,278

Total Assets		134,511,080
Liabilities
Payable for:
Securities purchased	$3,457,665
Futures variation margin	7,200
Accrued expenses:
Management fees	8,550
Service and distribution fees	24,285
Other expenses	67,292

Total Liabilities		3,564,992

Net Assets		$130,946,088

Net assets consists of:
Capital paid in		$128,457,176
Overdistributed net investment income		(217,718)
Accumulated net realized losses		(3,088,757)
Unrealized appreciation on investments and futures contracts.		5,795,387

Net Assets		$130,946,088

Computation of offering price:
Class B
Net asset value and redemption price per share ($130,946,088 divided by 12,165,391 shares outstanding)		$10.76

Identified cost of investments		$120,639,342

Statement of Operations

Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$1,059,026
Interest		61,860

		1,120,886
Expenses
Management fees	$140,984
Service and distribution fees	140,984
Trustees’ fees and expenses	10,574
Custodian	73,953
Audit and tax services	13,743
Legal	6,806
Printing	17,810
Registration	29,515
Insurance	1,941
Miscellaneous	2,312

Total Expenses	438,622
Expense reimbursements	(130,150)
Management fee waivers	(3,948)	304,524

Net Investment Income		816,362

Realized and Unrealized Gain
Realized gain (loss) on:
Investments—net	789,056
Futures contracts—net	(27,650)	761,406

Unrealized appreciation on:
Investments—net	510,616
Futures contracts—net	54,325	564,941

Net gain		1,326,347

Net Increase in Net Assets From Operations		$2,142,709

See accompanying notes to financial statements.

MSFII-12

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Statement of Changes (Unaudited)

	Six months ended June 30, 2006	Year ended December 31, 2005
From Operations
Net investment income	$816,362	$1,230,497
Net realized gain	761,406	2,745,464
Unrealized appreciation	564,941	943,160

Increase in net assets from operations	2,142,709	4,919,121

From Distributions to Shareholders
Net investment income	(2,265,482)	0
Net realized gain	(6,619,778)	(30,358)

Total distributions	(8,885,260)	(30,358)

Increase in net assets from capital share transactions	41,828,293	29,092,153

Total increase in net assets	35,085,742	33,980,916

Net Assets
Beginning of the period	95,860,346	61,879,430

End of the period	$130,946,088	$95,860,346

Undistributed (Overdistributed) Net Investment Income
End of the period	$(217,718)	$1,231,402

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six months ended June 30, 2006		Year ended December 31, 2005
	Shares	$	Shares	$
Sales	3,872,340	$44,006,465	5,326,608	$57,708,840
Reinvestments	807,751	8,885,260	2,936	30,358
Redemptions	(979,863)	(11,063,432)	(2,571,290)	(28,647,045)

Increase derived from capital share transactions	3,700,228	$41,828,293	2,758,254	$29,092,153

See accompanying notes to financial statements.

MSFII-13

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Financial Highlights (Unaudited)

	Six months ended June 30, 2006		Year ended December 31,
			2005		2004(a)
Net Asset Value, Beginning of Period	$11.32		$10.84		$10.00

Income From Investment Operations
Net investment income	0.05		0.15		0.12
Net realized and unrealized gain on investments	2.21		0.33		0.87

Total from investment operations	2.26		0.48		0.99

Less Distributions
Distributions from net investment income	(2.18)		0.00		(0.12)
Distributions from net realized capital gains	(0.64)		(0.00	)(d)	(0.03)

Total distributions	(2.82)		0.00		(0.15)

Net Asset Value, End of Period	$10.76		$11.32		$10.84

Total Return (%)	2.4	(b)	4.5		9.9	(b)
Ratio of operating expenses to average net assets (%)	0.54	(c)	0.55		0.56	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.77	(c)	0.83		1.19	(c)
Ratio of net investment income to average net assets (%)	1.45	(c)	1.39		1.61	(c)
Portfolio turnover rate (%)	71	(c)	56		42	(c)
Net assets, end of period (000)	$130,946		$95,860		$61,879

(a)	Commencement of operations was January 2, 2004.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Distribution for the period was less than $0.01.

See accompanying notes to financial statements.

MSFII-14

Metropolitan Series Fund II

Notes to Financial Statements—June 30, 2006—(Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES:

Metropolitan Series Fund II (the “Fund”) was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 22, 2003, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund consists of one investment portfolio, the Portfolio. Shares in the Fund are offered only to certain eligible qualified retirement plans and are not offered directly to the general public. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the Portfolio’s subadviser (the “Subadviser”) pursuant to authorization of the Board of Trustees of the Fund (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value that approximates fair market value.

Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the “NOCP”). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Board. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Investment Transactions and Related Investment Income:

Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Repurchase Agreements:

The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% on all other repurchase agreements. The Portfolio’s subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. In connection with transactions

MSFII-15

Metropolitan Series Fund II

Notes to Financial Statements—June 30, 2006—(Unaudited)(Continued)

in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

Futures Contracts:

The Portfolio may buy and sell futures contracts (on recognized exchanges) on equity securities or stock indices as a hedge or to enhance return. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Estimates and Assumptions:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code and regulations hereunder applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders:

The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in capital.

2.	PURCHASES AND SALES:

For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term investments) were $ 39,048,253 and $ 14,244,415, respectively.

3.	INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

Investment Management Agreements:

MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to the Portfolio. The Fund has entered into an investment management agreement with MetLife Advisers. For providing investment management services to the Fund, MetLife Advisers receives monthly compensation at the annual rate of 0.25% of average daily net assets. Fees earned by MetLife Advisers with respect to the Portfolio for the six months ended June 30, 2006 were $140,984.

Certain officers and directors of the Fund may also be officers of MetLife Advisers; however, such officers and directors receive no compensation from the Fund.

Metropolitan Life Insurance Company (“Metropolitan Life”) is the investment subadviser for the Portfolio pursuant to an investment subadvisory agreement among Metropolitan Life, MetLife Advisers and the Fund. MetLife Advisers pays Metropolitan Life an investment subadvisory fee equal to the costs incurred by Metropolitan Life in providing subadvisory services to the Portfolio. Fees earned by Metropolitan Life with respect to the Portfolio for the six months ended June 30, 2006 were $12,970.

MSFII-16

Metropolitan Series Fund II

Notes to Financial Statements—June 30, 2006—(Unaudited)(Continued)

Service and Distribution Fees:

The Fund has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act. Under the Distribution Plan, the Fund pays a fee to the Fund’s distributor, MetLife Securities, Inc. (the “Distributor”), which is used to compensate the Distributor (or its affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Fund shares for promoting or selling and servicing the shares of the Portfolio. The fee under the Distribution Plan is calculated as a percentage of the Portfolio’s average daily net assets. Currently, the fee is limited to 0.25% per year. Amounts paid by the Portfolio for the six months ended June 30, 2006 were $140,984.

Expense Agreement:

Pursuant to an expense agreement relating to the Portfolio, MetLife Advisers has agreed, from May 1, 2006 to April 30, 2007, to waive a portion of its advisory fees or pay a portion of the other operating expenses (not including brokerage costs, interest, taxes, or extraordinary expenses) to the extent total operating expenses exceed 0.54% of the average daily net assets of the Portfolio. This subsidy, and similar subsidies in effect in earlier periods, are subject to the obligation of the Portfolio to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses fall below the expense limit that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the Portfolio’s stated expense limit that was in effect at the time of the subsidy in question; provided, however, that the Portfolio is not obligated to repay any expense paid by MetLife Advisers more than five years after the end of the fiscal year in which such expense was incurred.

The amount of expenses deferred in 2006 subject to repayment until December 31, 2011 was $130,150. The amount of expenses deferred in 2005 subject to repayment until December 31, 2010 was $248,296.

Management Fee Waiver:

In addition, MetLife Advisers has agreed, for the period May 1, 2006 through April 30, 2007, to waive such portion of the advisory fee payable to it under its Investment Management Agreement with the Fund as necessary to reduce the total advisory fee of the Portfolio to 0.243% from 0.250% of the average daily net assets of the Portfolio.

4.	REGULATORY MATTERS:

Regulatory bodies have contacted MetLife Advisers and certain other affiliates of MetLife, Inc. (MetLife, Inc. and its affiliates, the “Company”) and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial service companies as part of industry-wide investigations by various regulatory agencies. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on MetLife, Inc.’s consolidated financial position. The SEC has commenced an investigation with respect to market timing and late trading in a limited number of privately-placed variable insurance contracts that were sold through General American Insurance Company (“General American”). As previously reported, in May 2004, General American received a so-called “Wells Notice” stating that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws against General American. General American has responded to the Wells Notice. The Company is fully cooperating with regard to these information requests and investigations and the Company and the SEC currently are involved in good faith settlement discussions. The Company has also advised the Metropolitan Series Fund Board of Directors that, while certain exceptions to the Fund’s policies have been noted, no situations have been identified that would have a material impact on the financial position of the Fund.

MSFII-17

Metropolitan Series Fund II

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling (800) 446-8638 and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31, 2005 is available (i) without charge, upon request, by calling (800) 446-8638 and (ii) on the SEC’s website at http://www.sec.gov.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

MSFII-18

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

Included in reports to stockholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees since the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

	(2)	Certifications required by Rule 30a-2(a) under the Act.

	(3)	Not applicable.

(b)		Certification required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND II

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	August 28, 2006

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	August 28, 2006

EXHIBIT LIST

Exhibit 12	(a)(2)(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act

Exhibit 12	(a)(2)(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act

Exhibit 12	(b):	Certification required by Rule 30a-2(b) under the Act